TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	May 31, 2017	Dec. 31, 2017	Dec. 31, 2016
TRADE ACCOUNTS PAYABLE
Sundry suppliers (Opex, Capex, services e Material)		R$ 6,683,503	R$ 6,617,240
Amounts payable (operators, co-billing)		187,976	314,958
Payables for purchase of non-current assets		224,777	369,715
Related parties (Note 28)		350,844	381,240
Total		7,447,100	7,683,153
Current		R$ 7,447,100	7,611,246
Noncurrent			R$ 71,907
Judicial deposit in favor of the operators	R$ 71,956